Property and Equipment (Notes)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

(8)	Property and Equipment
Property and equipment, net, for each of the reporting periods is shown in the table below (in millions):

	December 31,
	2013	2012
Land	$20.2	$17.7
Buildings and improvements	159.2	147.0
Equipment and computer software	252.4	225.8
Capital additions in process	5.0	3.8
	436.8	394.3
Less accumulated depreciation	(189.2)	(160.2)
Property and equipment, net	$247.6	$234.1

Depreciation expense, including amortization of assets recorded under capital leases, for each of the reporting periods is shown in the table below (in millions):

	Year Ended December 31,
	2013	2012	2011
Depreciation expense	$38.3	$36.0	$32.3